FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 182,551	$ 28,646	¥ 117,320	¥ 122,149
Prepaid and other current assets	62,255	9,769	61,289
TOTAL ASSETS	971,432	152,439	525,372
Current Liabilities
Accrued expenses and other current liabilities	118,808	18,644	70,954
TOTAL LIABILITIES	945,683	148,398	989,137
Equity
Additional paid-in capital	840,580	131,905	818,042
Accumulated deficit	(794,762)	(124,715)	(1,266,848)
Accumulated other comprehensive loss	(17,954)	(2,817)	(12,817)
Total Jiayin Group shareholder’s (deficit) equity	27,864	4,373	(461,623)
TOTAL LIABILITIES AND EQUITY	971,432	152,439	525,372
Parent Company
Current assets
Cash and cash equivalents	7,861	1,234	21,213
Amounts due from subsidiaries and VIEs	173,310	27,196	167,887
Prepaid and other current assets	2,838	445	855
Total current assets	184,009	28,875	189,955
Investments in subsidiaries and VIEs	(155,566)	(24,412)	(652,193)
TOTAL ASSETS	28,443	4,463	(462,238)
Current Liabilities
Accrued expenses and other current liabilities	579	91	2,385
TOTAL LIABILITIES	579	91	2,385
Equity
Ordinary shares	0	0	0
Additional paid-in capital	840,580	131,905	815,042
Accumulated deficit	(794,762)	(124,716)	(1,266,848)
Accumulated other comprehensive loss	(17,954)	(2,817)	(12,817)
Total Jiayin Group shareholder’s (deficit) equity	27,864	4,372	(464,623)
TOTAL LIABILITIES AND EQUITY	¥ 28,443	$ 4,463	¥ (462,238)